Going concern and liquidity risk (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2023
Forecast
Liquidity [Line Items]
Percentage weakening of revenue less pass-through costs	0.12	0.11